INVESTMENT OF THE PLAN AND THE PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED THRIFT AND TAX-DEFERRED SAVINGS PLAN (THRIFT PLAN) IN THE MASTER TRUST - Schedule of Master Trust Investment - Additional Information (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Maximum
EBP, Master Trust [Line Items]
Fixed income funds	$ 3,000
Minimum
EBP, Master Trust [Line Items]
Fixed income funds	$ 2,500
EBP 006
EBP, Master Trust [Line Items]
Employee benefit plan average yield on actual earnings	4.19%	4.95%
Employee benefit plan average yield on interest rate credited to participants	2.74%	2.70%
Employee benefit plan investment plan interest in master trust increase (decrease) in fair value	$ (22,928,135)	$ (42,220,273)
Employee benefit plan percentage of amount transfer of participant	99.00%